CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Authorized	500,000,000	500,000,000	200,000,000
Common stock, shares Issued	66,575,122	66,575,122	63,075,122
Common stock, shares outstanding	66,575,122	66,575,122	63,075,122